Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 31, 2011
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

Legg Mason Western Asset Oregon Municipals Fund
Legg Mason Western Asset Oregon Municipals Fund
Investment objective

The fund seeks to provide Oregon investors with as high a level of dividend income exempt from regular federal income tax and Oregon state personal income taxes as is consistent with prudent investment management and the preservation of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 21 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 59 under the heading "Sales Charge Waivers and Reductions."

The fund no longer offers Class B shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

Shareholder fees (paid directly from your investment)
Shareholder Fees - Legg Mason Western Asset Oregon Municipals Fund (USD $)		Class A		Class B	Class C	Class FI	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		4.25%		none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	[1]	4.50%	1.00%	none	none
Small account fee ( $)	[2]	15		15	15	none	none
[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Western Asset Oregon Municipals Fund		Class A	Class B	Class C	Class FI		Class I
Management fees		0.50%	0.50%	0.50%	0.50%		0.50%
Distribution and service (12b-1) fees		0.15%	0.65%	0.70%	0.25%		none
Other expenses		0.14%	0.46%	0.16%	0.30%	[1]	0.23%
Total annual fund operating expenses		0.79%	1.61%	1.36%	1.05%		0.73%
Fees waived and/or expenses reimbursed (subject to recapture)	[2]	(0.04%)	(0.36%)	(0.06%)	(0.20%)		(0.13%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.75%	1.25%	1.30%	0.85%		0.60%
[1]	"Other expenses" for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75% for Class A shares, 1.25% for Class B shares, 1.30% for Class C shares, 0.85% for Class FI shares and 0.60% for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ( $)
Expense Example - Legg Mason Western Asset Oregon Municipals Fund (USD $)	1 year	3 years	5 years	10 years
Class A	498	663	841	1,357
Class B	577	773	943	1,661
Class C	232	425	739	1,630
Class FI	87	315	561	1,265
Class I	61	220	393	894

Number of years you own your shares ( $)
Expense Example, No Redemption - Legg Mason Western Asset Oregon Municipals Fund (USD $)	1 year	3 years	5 years	10 years
Class A	498	663	841	1,357
Class B	127	473	843	1,661
Class C	132	425	739	1,630
Class FI	87	315	561	1,265
Class I	61	220	393	894

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its assets in "Oregon municipal securities." Oregon municipal securities are securities and other investments with similar economic characteristics the interest on which is exempt from regular federal income tax and Oregon state personal income tax. The fund's 80% policy may not be changed without a shareholder vote. Interest on Oregon municipal securities may be subject to the federal alternative minimum tax.

Oregon municipal securities include debt obligations issued by the State of Oregon and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

Some municipal securities, such as general obligation issues, are backed by the issuer's taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

The fund focuses on investment grade bonds (that is, securities rated Baa/BBB or above) but may invest up to 20% of its assets in below investment grade bonds (commonly known as "junk bonds").

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments to the extent consistent with its 80% policy. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Tax risk. The income on the fund's municipal securities could become subject to regular federal income or Oregon state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. Also, the fund may be more volatile than a more geographically diverse fund.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Risks associated with focusing on investments in Oregon municipal securities. The fund focuses its investments on Oregon municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting Oregon municipal issuers.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (03/31/2009): 7.76 Worst quarter (12/31/2008): (4.98) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.29
Average annual total returns (for periods ended December 31, 2010) (%)
Average Annual Total Returns - Legg Mason Western Asset Oregon Municipals Fund		1 year	5 years		10 years		Since inception	Inception date
Class A		(3.36%)	2.76%		3.89%
Class A Return after taxes on distributions		(3.36%)	2.76%		3.89%
Class A Return after taxes on distributions and sale of fund shares		(0.77%)	2.98%		3.99%
Class B		(3.59%)	2.93%		3.87%
Class C		(0.50%)	3.08%		3.75%
Class I		1.09%		[1]		[1]	3.09%	Sep 14, 2007
Barclays Capital Oregon Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	1.60%	4.47%		4.96%
Lipper Other States Municipal Debt Funds Category Average (reflects fees and expenses but no deduction for sales charges or taxes)	[3]	1.12%	2.90%		3.81%
[1]	N/A
[2]	For Class I shares, for the period from September 30, 2007 to December 31, 2010, the average annual total return of the Barclays Capital Oregon Municipal Bond Index was 4.83%.
[3]	For Class I shares, for the period from September 30, 2007 to December 31, 2010, the average annual total return of the Lipper Other States Municipal Debt Funds Category Average was 2.57%.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
Legg Mason Western Asset Oregon Municipals Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Fees waived and/or expenses reimbursed (subject to recapture)	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	498
3 years	rr_ExpenseExampleYear03	663
5 years	rr_ExpenseExampleYear05	841
10 years	rr_ExpenseExampleYear10	1,357
1 year	rr_ExpenseExampleNoRedemptionYear01	498
3 years	rr_ExpenseExampleNoRedemptionYear03	663
5 years	rr_ExpenseExampleNoRedemptionYear05	841
10 years	rr_ExpenseExampleNoRedemptionYear10	1,357
Annual Return 2001	rr_AnnualReturn2001	5.05%
Annual Return 2002	rr_AnnualReturn2002	7.61%
Annual Return 2003	rr_AnnualReturn2003	5.93%
Annual Return 2004	rr_AnnualReturn2004	3.24%
Annual Return 2005	rr_AnnualReturn2005	3.46%
Annual Return 2006	rr_AnnualReturn2006	6.36%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	(8.58%)
Annual Return 2009	rr_AnnualReturn2009	18.18%
Annual Return 2010	rr_AnnualReturn2010	0.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.98%)
1 year	rr_AverageAnnualReturnYear01	(3.36%)
5 years	rr_AverageAnnualReturnYear05	2.76%
10 years	rr_AverageAnnualReturnYear10	3.89%
Since inception	rr_AverageAnnualReturnSinceInception
Legg Mason Western Asset Oregon Municipals Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.36%)
5 years	rr_AverageAnnualReturnYear05	2.76%
10 years	rr_AverageAnnualReturnYear10	3.89%
Since inception	rr_AverageAnnualReturnSinceInception
Legg Mason Western Asset Oregon Municipals Fund | Class A | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.77%)
5 years	rr_AverageAnnualReturnYear05	2.98%
10 years	rr_AverageAnnualReturnYear10	3.99%
Since inception	rr_AverageAnnualReturnSinceInception
Legg Mason Western Asset Oregon Municipals Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	4.50%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Fees waived and/or expenses reimbursed (subject to recapture)	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	577
3 years	rr_ExpenseExampleYear03	773
5 years	rr_ExpenseExampleYear05	943
10 years	rr_ExpenseExampleYear10	1,661
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	473
5 years	rr_ExpenseExampleNoRedemptionYear05	843
10 years	rr_ExpenseExampleNoRedemptionYear10	1,661
1 year	rr_AverageAnnualReturnYear01	(3.59%)
5 years	rr_AverageAnnualReturnYear05	2.93%
10 years	rr_AverageAnnualReturnYear10	3.87%
Since inception	rr_AverageAnnualReturnSinceInception
Legg Mason Western Asset Oregon Municipals Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ( $)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Fees waived and/or expenses reimbursed (subject to recapture)	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	232
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	739
10 years	rr_ExpenseExampleYear10	1,630
1 year	rr_ExpenseExampleNoRedemptionYear01	132
3 years	rr_ExpenseExampleNoRedemptionYear03	425
5 years	rr_ExpenseExampleNoRedemptionYear05	739
10 years	rr_ExpenseExampleNoRedemptionYear10	1,630
1 year	rr_AverageAnnualReturnYear01	(0.50%)
5 years	rr_AverageAnnualReturnYear05	3.08%
10 years	rr_AverageAnnualReturnYear10	3.75%
Since inception	rr_AverageAnnualReturnSinceInception
Legg Mason Western Asset Oregon Municipals Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Fees waived and/or expenses reimbursed (subject to recapture)	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	561
10 years	rr_ExpenseExampleYear10	1,265
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	315
5 years	rr_ExpenseExampleNoRedemptionYear05	561
10 years	rr_ExpenseExampleNoRedemptionYear10	1,265
Legg Mason Western Asset Oregon Municipals Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ( $)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fees waived and/or expenses reimbursed (subject to recapture)	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	220
5 years	rr_ExpenseExampleYear05	393
10 years	rr_ExpenseExampleYear10	894
1 year	rr_ExpenseExampleNoRedemptionYear01	61
3 years	rr_ExpenseExampleNoRedemptionYear03	220
5 years	rr_ExpenseExampleNoRedemptionYear05	393
10 years	rr_ExpenseExampleNoRedemptionYear10	894
1 year	rr_AverageAnnualReturnYear01	1.09%
5 years	rr_AverageAnnualReturnYear05		[5]
10 years	rr_AverageAnnualReturnYear10		[5]
Since inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep 14, 2007
Legg Mason Western Asset Oregon Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Western Asset Oregon Municipals Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The fund seeks to provide Oregon investors with as high a level of dividend income exempt from regular federal income tax and Oregon state personal income taxes as is consistent with prudent investment management and the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 21 under the heading "Sales charges" and in the fund's statement of additional information ("SAI") on page 59 under the heading "Sales Charge Waivers and Reductions."

The fund no longer offers Class B shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC ("LMIS"), the fund's distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class FI shares are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ( $)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ( $)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its assets in "Oregon municipal securities." Oregon municipal securities are securities and other investments with similar economic characteristics the interest on which is exempt from regular federal income tax and Oregon state personal income tax. The fund's 80% policy may not be changed without a shareholder vote. Interest on Oregon municipal securities may be subject to the federal alternative minimum tax.

Oregon municipal securities include debt obligations issued by the State of Oregon and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

Some municipal securities, such as general obligation issues, are backed by the issuer's taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

The fund focuses on investment grade bonds (that is, securities rated Baa/BBB or above) but may invest up to 20% of its assets in below investment grade bonds (commonly known as "junk bonds").

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments to the extent consistent with its 80% policy. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The recent financial crisis has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Tax risk. The income on the fund's municipal securities could become subject to regular federal income or Oregon state personal income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Risk of investing in fewer issuers. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers. Also, the fund may be more volatile than a more geographically diverse fund.

Risks relating to investments in municipal securities. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Risks associated with focusing on investments in Oregon municipal securities. The fund focuses its investments on Oregon municipal securities. The fund may be affected significantly by adverse economic, political or other events affecting Oregon municipal issuers.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund's yield will go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its investment objective.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark and an average.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (03/31/2009): 7.76 Worst quarter (12/31/2008): (4.98) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2011, was 4.29
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2010) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Legg Mason Western Asset Oregon Municipals Fund | Barclays Capital Oregon Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.60%	[6]
5 years	rr_AverageAnnualReturnYear05	4.47%	[6]
10 years	rr_AverageAnnualReturnYear10	4.96%	[6]
Since inception	rr_AverageAnnualReturnSinceInception		[6]
Legg Mason Western Asset Oregon Municipals Fund | Lipper Other States Municipal Debt Funds Category Average (reflects fees and expenses but no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.12%	[7]
5 years	rr_AverageAnnualReturnYear05	2.90%	[7]
10 years	rr_AverageAnnualReturnYear10	3.81%	[7]
Since inception	rr_AverageAnnualReturnSinceInception		[7]

[1]	Generally
[2]	Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.75% for Class A shares, 1.25% for Class B shares, 1.30% for Class C shares, 0.85% for Class FI shares and 0.60% for Class I shares. These arrangements cannot be terminated prior to December 31, 2012 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or expenses reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[4]	"Other expenses" for Class FI shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	N/A
[6]	For Class I shares, for the period from September 30, 2007 to December 31, 2010, the average annual total return of the Barclays Capital Oregon Municipal Bond Index was 4.83%.
[7]	For Class I shares, for the period from September 30, 2007 to December 31, 2010, the average annual total return of the Lipper Other States Municipal Debt Funds Category Average was 2.57%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011